American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2024

Global Bond Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 37.8%
Australia — 0.7%
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	3,276,492
Australia Government Bonds, Series 166, 3.00%, 11/21/33	AUD	14,650,000	8,839,114
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,055,638
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,193,922
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,306,906
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,676,505
			24,348,577
Austria — 0.4%
Republic of Austria Government Bonds, 0.75%, 10/20/26(1)	EUR	4,192,000	4,313,198
Republic of Austria Government Bonds, 0.90%, 2/20/32(1)	EUR	2,750,000	2,592,980
Republic of Austria Government Bonds, 4.15%, 3/15/37(1)	EUR	3,939,000	4,760,847
Republic of Austria Government Bonds, 0.00%, 10/20/40(1)(2)	EUR	3,000,000	1,998,061
			13,665,086
Belgium — 0.6%
Kingdom of Belgium Government Bonds, 0.80%, 6/22/28(1)	EUR	2,000,000	2,012,593
Kingdom of Belgium Government Bonds, 0.10%, 6/22/30(1)	EUR	5,000,000	4,665,350
Kingdom of Belgium Government Bonds, 0.35%, 6/22/32(1)	EUR	3,000,000	2,666,072
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,561,909
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,448,119
			18,354,043
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		4,000,000	3,969,364
Canada — 6.4%
Canada Government Bonds, 1.50%, 5/1/24	CAD	10,000,000	7,374,168
Canada Government Bonds, 2.75%, 8/1/24	CAD	7,250,000	5,334,516
Canada Government Bonds, 3.00%, 11/1/24	CAD	13,500,000	9,906,627
Canada Government Bonds, 3.75%, 2/1/25	CAD	57,000,000	42,016,222
Canada Government Bonds, 1.25%, 3/1/25	CAD	10,000,000	7,185,392
Canada Government Bonds, 1.50%, 4/1/25	CAD	13,000,000	9,345,844
Canada Government Bonds, 3.75%, 5/1/25	CAD	8,500,000	6,270,003
Canada Government Bonds, 3.50%, 8/1/25	CAD	30,000,000	22,057,124
Canada Government Bonds, 4.50%, 11/1/25	CAD	20,000,000	14,959,872
Canada Government Bonds, 1.00%, 9/1/26	CAD	8,000,000	5,549,511
Canada Government Bonds, 3.50%, 3/1/28	CAD	22,200,000	16,525,043
Canada Government Bonds, 3.25%, 9/1/28	CAD	36,900,000	27,239,498
Canada Government Bonds, 2.25%, 6/1/29	CAD	1,750,000	1,234,365
Canada Government Bonds, 1.50%, 6/1/31	CAD	3,500,000	2,292,123
Canada Government Bonds, 2.00%, 6/1/32	CAD	1,000,000	670,958
Canada Government Bonds, 2.75%, 12/1/48	CAD	3,250,000	2,191,082
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,239,833
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	10,000,000	7,262,821
Province of British Columbia, 2.85%, 6/18/25	CAD	10,911,000	7,937,774
Province of Quebec, 5.75%, 12/1/36	CAD	12,032,000	10,351,306
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,797,655
			211,741,737
Chile — 0.2%
Chile Government International Bonds, 4.85%, 1/22/29		2,911,000	2,938,296
Chile Government International Bonds, 4.95%, 1/5/36		4,900,000	4,815,142
			7,753,438

China — 4.8%
China Government Bonds, 2.64%, 1/15/28	CNY	1,067,000,000	150,687,629
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	9,612,961
			160,300,590
Colombia — 0.1%
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,555,378
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,442,901
Denmark — 0.1%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	4,619,043
Finland — 0.7%
Finland Government Bonds, 4.00%, 7/4/25(1)	EUR	5,169,000	5,684,589
Finland Government Bonds, 1.50%, 9/15/32(1)	EUR	2,650,000	2,620,040
Finland Government Bonds, 0.125%, 4/15/36(1)	EUR	11,000,000	8,578,531
Finland Government Bonds, 2.75%, 4/15/38(1)	EUR	3,207,000	3,390,078
Finland Government Bonds, 1.375%, 4/15/47(1)	EUR	3,045,000	2,431,097
			22,704,335
France — 4.6%
French Republic Government Bonds OAT, 1.75%, 11/25/24	EUR	2,539,000	2,709,629
French Republic Government Bonds OAT, 0.00%, 2/25/25(2)	EUR	60,000,000	62,797,933
French Republic Government Bonds OAT, 1.00%, 11/25/25	EUR	5,000,000	5,250,378
French Republic Government Bonds OAT, 0.75%, 11/25/28	EUR	17,000,000	17,037,562
French Republic Government Bonds OAT, 5.50%, 4/25/29	EUR	42,980	53,400
French Republic Government Bonds OAT, 0.00%, 11/25/29(2)	EUR	21,650,000	20,418,701
French Republic Government Bonds OAT, 2.50%, 5/25/30	EUR	3,845,000	4,174,912
French Republic Government Bonds OAT, 0.00%, 5/25/32(2)	EUR	25,500,000	22,398,501
French Republic Government Bonds OAT, 5.75%, 10/25/32	EUR	2,675,000	3,592,739
French Republic Government Bonds OAT, 2.00%, 11/25/32	EUR	5,100,000	5,267,298
French Republic Government Bonds OAT, 1.25%, 5/25/38	EUR	4,621,000	4,006,609
French Republic Government Bonds OAT, 3.25%, 5/25/45	EUR	3,433,000	3,776,841
French Republic Government Bonds OAT, 0.75%, 5/25/52	EUR	2,000,000	1,198,352
			152,682,855
Germany — 1.9%
Bundesobligation, 0.00%, 4/10/26(2)	EUR	5,000,000	5,137,352
Bundesobligation, 0.00%, 4/16/27(2)	EUR	11,500,000	11,614,174
Bundesobligation, 1.30%, 10/15/27	EUR	8,000,000	8,401,238
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	10,500,000	9,641,255
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	8,100,000	8,502,686
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,636,793
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	16,950,000	15,308,256
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	1,023,836
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,092,742
			64,358,332
Indonesia — 1.5%
Indonesia Government International Bonds, 4.65%, 9/20/32		500,000	492,451
Indonesia Government International Bonds, 3.50%, 2/14/50		2,800,000	2,123,265
Indonesia Treasury Bonds, 6.375%, 4/15/32	IDR	375,120,000,000	23,452,391
Indonesia Treasury Bonds, Series FR96, 7.00%, 2/15/33	IDR	371,000,000,000	24,181,343
			50,249,450
Ireland — 0.6%
Ireland Government Bonds, 3.40%, 3/18/24	EUR	6,186,000	6,685,359
Ireland Government Bonds, 1.10%, 5/15/29	EUR	3,850,000	3,913,673
Ireland Government Bonds, 0.20%, 10/18/30	EUR	1,500,000	1,407,167
Ireland Government Bonds, 0.40%, 5/15/35	EUR	8,650,000	7,341,209
Ireland Government Bonds, 0.55%, 4/22/41	EUR	1,500,000	1,117,018

Ireland Government Bonds, 1.50%, 5/15/50	EUR	320,000	255,696
			20,720,122
Israel — 0.2%
Israel Government Bonds - Fixed, 1.30%, 4/30/32	ILS	27,000,000	6,022,493
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,278,440
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,805,430
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,152,098
Italy Buoni Poliennali Del Tesoro, 1.25%, 12/1/26	EUR	3,000,000	3,104,749
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,640,408
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,300,000	2,523,612
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,436,897
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	883,287
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,465,477
Italy Buoni Poliennali Del Tesoro, 4.35%, 11/1/33	EUR	4,000,000	4,557,587
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,159,254
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,660,675
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	325,487
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.20%, 3/1/34	EUR	3,000,000	3,370,764
			66,364,165
Japan — 3.3%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,844,384
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	9,205,874
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	10,993,640
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	3,439,779
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	7,072,157
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	9,352,618
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,682,577
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	2,318,553
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,963,750
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	4,094,540
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	10,972,065
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	6,839,843
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,826,815
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	6,334,701
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,855,188
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	5,371,197
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	3,188,022
Japan Government Twenty Year Bonds, Series 165, 0.50%, 6/20/38	JPY	931,000,000	5,806,497
Japan Government Twenty Year Bonds, Series 166, 0.70%, 9/20/38	JPY	906,000,000	5,791,757
			108,953,957
Malaysia — 0.2%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	7,283,616
Mexico — 0.4%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,506,994
Mexico Government International Bonds, 4.15%, 3/28/27		3,018,000	2,981,885
Mexico Government International Bonds, 6.35%, 2/9/35		2,928,000	3,052,127
			14,541,006
Netherlands — 1.0%
Netherlands Government Bonds, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,575,062
Netherlands Government Bonds, 0.50%, 7/15/26(1)	EUR	7,389,000	7,635,112
Netherlands Government Bonds, 0.75%, 7/15/28(1)	EUR	5,500,000	5,569,514
Netherlands Government Bonds, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	8,205,475
Netherlands Government Bonds, 0.50%, 7/15/32(1)	EUR	800,000	741,836
Netherlands Government Bonds, 2.50%, 7/15/33(1)	EUR	5,000,000	5,425,063

Netherlands Government Bonds, 0.00%, 1/15/38(1)(2)	EUR	600,000	450,282
Netherlands Government Bonds, 2.75%, 1/15/47(1)	EUR	2,080,000	2,292,883
			32,895,227
New Zealand — 2.5%
New Zealand Government Bonds, 0.50%, 5/15/24	NZD	51,479,000	31,029,376
New Zealand Government Bonds, 0.50%, 5/15/26	NZD	14,200,000	7,921,225
New Zealand Government Bonds, 0.25%, 5/15/28	NZD	28,830,000	14,825,800
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	26,400,000	13,201,062
New Zealand Government Bonds, 3.50%, 4/14/33	NZD	30,496,000	17,211,200
			84,188,663
Norway†
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	253,061
Panama — 0.2%
Panama Government International Bonds, 6.875%, 1/31/36		4,818,000	4,664,594
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	625,644
Peru Government International Bonds, 3.00%, 1/15/34		1,925,000	1,611,312
			2,236,956
Philippines — 0.1%
Philippines Government International Bonds, 6.375%, 10/23/34		1,400,000	1,560,567
ROP Sukuk Trust, 5.05%, 6/6/29(1)		1,400,000	1,419,600
			2,980,167
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,169,751
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	1,550,000	1,844,023
Romania — 0.1%
Romania Government International Bonds, 6.00%, 5/25/34(1)		2,500,000	2,505,543
Saudi Arabia — 0.3%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		3,175,000	3,184,823
Saudi Government International Bonds, 4.75%, 1/16/30(1)		6,200,000	6,214,198
			9,399,021
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,161,273
Spain — 1.0%
Spain Government Bonds, 0.00%, 1/31/28(2)	EUR	7,660,000	7,469,735
Spain Government Bonds, 5.15%, 10/31/28(1)	EUR	1,263,000	1,514,936
Spain Government Bonds, 0.10%, 4/30/31(1)	EUR	11,750,000	10,434,162
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	5,560,000	6,051,883
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,063,696
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,419,300
			33,953,712
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,681,722
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,717,417
			4,399,139
Switzerland — 0.2%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	5,902,000	6,891,276
Thailand — 0.2%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	7,633,292
United Kingdom — 2.7%
U.K. Gilts, 3.50%, 10/22/25	GBP	10,000,000	12,523,484
U.K. Gilts, 4.125%, 1/29/27	GBP	10,000,000	12,770,440
U.K. Gilts, 1.25%, 7/22/27	GBP	3,000,000	3,498,144
U.K. Gilts, 4.25%, 12/7/27	GBP	3,000,000	3,871,639

U.K. Gilts, 0.25%, 7/31/31	GBP	10,300,000	10,135,574
U.K. Gilts, 1.00%, 1/31/32	GBP	9,500,000	9,778,025
U.K. Gilts, 3.25%, 1/31/33	GBP	11,340,000	13,771,981
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	11,968,009
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,229,400
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,561,612
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,635,705
			88,744,013
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,351,672,704)			1,255,550,199
CORPORATE BONDS — 24.5%
Aerospace and Defense — 0.5%
Boeing Co., 5.81%, 5/1/50		1,260,000	1,263,029
Howmet Aerospace, Inc., 5.95%, 2/1/37		3,163,000	3,261,037
Northrop Grumman Corp., 4.90%, 6/1/34		1,200,000	1,207,900
Northrop Grumman Corp., 5.15%, 5/1/40		925,000	925,439
RTX Corp., 4.125%, 11/16/28		3,760,000	3,666,907
RTX Corp., 5.375%, 2/27/53		750,000	760,179
RTX Corp., 6.40%, 3/15/54		1,730,000	1,994,113
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)		883,000	927,866
TransDigm, Inc., 6.75%, 8/15/28(1)		3,482,000	3,543,329
			17,549,799
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,990,000	2,870,568
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		5,630,000	5,853,773
Ford Motor Credit Co. LLC, 7.12%, 11/7/33		3,140,000	3,367,056
General Motors Financial Co., Inc., 2.75%, 6/20/25		4,723,000	4,572,569
General Motors Financial Co., Inc., 5.80%, 1/7/29		1,320,000	1,355,665
General Motors Financial Co., Inc., 6.10%, 1/7/34		1,300,000	1,340,941
Hyundai Capital America, 6.50%, 1/16/29(1)		472,000	501,998
Hyundai Capital America, 6.20%, 9/21/30(1)		933,000	991,512
Hyundai Capital America, 5.40%, 1/8/31(1)		613,000	625,014
Toyota Motor Credit Corp., 5.25%, 9/11/28		957,000	985,546
Toyota Motor Credit Corp., 5.55%, 11/20/30		1,850,000	1,943,686
Toyota Motor Credit Corp., 4.80%, 1/5/34		850,000	849,541
Volkswagen Leasing GmbH, 4.625%, 3/25/29	EUR	1,000,000	1,132,604
			26,390,473
Banks — 7.6%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	578,621
Abanca Corp. Bancaria SA, VRN, 5.875%, 4/2/30	EUR	3,000,000	3,475,013
Banco Santander SA, 6.94%, 11/7/33		3,600,000	3,992,203
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	3,538,854
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	974,336
Bank of America Corp., VRN, 5.82%, 9/15/29		1,125,000	1,163,576
Bank of America Corp., VRN, 5.29%, 4/25/34		3,485,000	3,507,681
Bank of America Corp., VRN, 5.47%, 1/23/35		7,690,000	7,834,101
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,903,237
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	5,100,000	4,774,152
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,067,422
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	720,666
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,689,188
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	2,000,000	1,996,001
Barclays PLC, VRN, 6.69%, 9/13/34		1,596,000	1,701,636
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,505,000	1,527,750
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,029,321

BNP Paribas SA, VRN, 5.89%, 12/5/34(1)		3,425,000	3,583,794
BPCE SA, VRN, 7.00%, 10/19/34(1)		1,785,000	1,948,636
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,001,691
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	3,700,000	3,887,946
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	1,000,000	1,137,891
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		1,675,000	1,687,844
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33		715,000	759,618
Citigroup, Inc., VRN, 3.67%, 7/24/28		2,265,000	2,167,910
Citigroup, Inc., VRN, 6.27%, 11/17/33		3,205,000	3,440,860
Comerica, Inc., VRN, 5.98%, 1/30/30		2,762,000	2,754,603
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,668,895
Commerzbank AG, VRN, 8.625%, 2/28/33	GBP	1,200,000	1,620,787
Cooperatieve Rabobank UA, VRN, 3.875%, 11/30/32	EUR	1,000,000	1,071,496
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	9,875,396
Credit Agricole SA, VRN, 1.625%, 6/5/30	EUR	600,000	627,289
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	2,274,763
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	580,661
Danske Bank AS, VRN, 4.00%, 1/12/27	EUR	1,200,000	1,306,911
Danske Bank AS, VRN, 1.55%, 9/10/27(1)		1,410,000	1,286,104
Eurobank SA, VRN, 2.25%, 3/14/28	EUR	2,000,000	2,038,324
European Financial Stability Facility, 0.40%, 5/31/26	EUR	12,000,000	12,333,520
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,410,000	1,353,964
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	9,127,235
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,557,583
Fifth Third Bancorp, VRN, 5.63%, 1/29/32		371,000	374,604
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,743,318
HSBC Holdings PLC, VRN, 5.89%, 8/14/27		1,640,000	1,663,829
HSBC Holdings PLC, VRN, 6.16%, 3/9/29		2,710,000	2,802,952
Huntington National Bank, 5.65%, 1/10/30		2,090,000	2,120,261
International Bank for Reconstruction & Development, Series GDIF, 0.00%, 2/21/30(2)	EUR	20,413,000	18,914,552
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,223,234
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)		1,020,000	1,049,808
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	1,500,000	1,697,408
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(1)		1,270,000	1,168,578
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		371,000	358,771
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29		4,580,000	4,656,628
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29		4,623,000	4,856,502
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34		190,000	205,984
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,966,000	1,998,732
KeyCorp, VRN, 3.88%, 5/23/25		1,680,000	1,665,974
Kreditanstalt fuer Wiederaufbau, 3.75%, 7/30/27	GBP	7,700,000	9,668,914
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	6,050,000	6,791,384
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,270,404
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,302,682
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,279,549
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28		3,440,000	3,450,133
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	500,000	527,595
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,159,605
Nordea Bank Abp, VRN, 1.625%, 12/9/32	GBP	3,000,000	3,268,310
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34		1,020,000	1,067,356
Royal Bank of Canada, 0.625%, 9/10/25	EUR	3,400,000	3,533,472
Santander U.K. PLC, 1.125%, 3/12/27	EUR	6,000,000	6,123,245
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	1,200,000	1,276,062
Skandinaviska Enskilda Banken AB, 3.25%, 11/24/25	EUR	1,000,000	1,079,330
Societe Generale SA, 1.25%, 12/7/27	GBP	3,500,000	3,847,100

Societe Generale SA, VRN, 6.07%, 1/19/35(1)		1,704,000	1,711,775
Societe Generale SA, VRN, 7.13%, 1/19/55(1)		668,000	665,845
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,065,178
Truist Bank, 3.625%, 9/16/25		546,000	531,406
Truist Bank, VRN, 2.64%, 9/17/29		1,095,000	1,036,809
Truist Financial Corp., VRN, 7.16%, 10/30/29		1,090,000	1,177,485
Truist Financial Corp., VRN, 5.71%, 1/24/35		1,138,000	1,157,657
U.S. Bancorp, VRN, 6.79%, 10/26/27		2,320,000	2,421,256
U.S. Bancorp, VRN, 5.78%, 6/12/29		1,264,000	1,295,751
U.S. Bancorp, VRN, 5.68%, 1/23/35		1,395,000	1,427,966
UniCredit SpA, VRN, 5.85%, 11/15/27	EUR	2,000,000	2,288,361
Wells Fargo & Co., VRN, 6.30%, 10/23/29		60,000	63,257
Wells Fargo & Co., VRN, 4.90%, 7/25/33		1,231,000	1,203,632
Wells Fargo & Co., VRN, 5.39%, 4/24/34		2,427,000	2,449,708
Wells Fargo & Co., VRN, 5.56%, 7/25/34		1,666,000	1,701,527
Westpac Banking Corp., 0.375%, 4/2/26	EUR	600,000	611,970
			251,523,338
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		8,085,000	7,994,637
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	986,566
			8,981,203
Biotechnology — 0.3%
Amgen, Inc., 4.05%, 8/18/29		3,195,000	3,111,799
Amgen, Inc., 5.25%, 3/2/33		1,993,000	2,033,900
Amgen, Inc., 5.65%, 3/2/53		2,085,000	2,149,865
Gilead Sciences, Inc., 5.55%, 10/15/53		1,110,000	1,179,181
			8,474,745
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		3,646,000	3,503,200
Builders FirstSource, Inc., 6.375%, 6/15/32(1)		2,285,000	2,332,389
Carrier Global Corp., 6.20%, 3/15/54(1)		430,000	487,086
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	609,464
			6,932,139
Capital Markets — 1.2%
ARES Capital Corp., 7.00%, 1/15/27		2,545,000	2,612,571
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34		935,000	1,033,626
Blue Owl Capital Corp., 3.40%, 7/15/26		527,000	493,679
Blue Owl Capital Corp., 5.95%, 3/15/29		891,000	884,999
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)		2,455,000	2,564,121
Charles Schwab Corp., VRN, 6.20%, 11/17/29		935,000	978,236
Charles Schwab Corp., VRN, 5.85%, 5/19/34		837,000	867,640
Charles Schwab Corp., VRN, 6.14%, 8/24/34		825,000	872,510
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,593,368
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	1,700,000	1,774,301
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,751,071
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		1,260,000	1,159,119
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		3,470,000	3,685,533
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,853,000	1,921,745
Golub Capital BDC, Inc., 6.00%, 7/15/29(3)		1,630,000	1,611,396
Morgan Stanley, VRN, 5.16%, 4/20/29		1,557,000	1,567,879
Morgan Stanley, VRN, 6.41%, 11/1/29		780,000	826,865
Morgan Stanley, VRN, 6.34%, 10/18/33		2,110,000	2,277,736
Morgan Stanley, VRN, 6.63%, 11/1/34		1,555,000	1,722,090
Nasdaq, Inc., 5.55%, 2/15/34		1,332,000	1,382,000
UBS Group AG, VRN, 5.71%, 1/12/27(1)		1,600,000	1,610,478

UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,207,970
UBS Group AG, VRN, 9.02%, 11/15/33(1)		2,125,000	2,613,340
			41,012,273
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43		885,000	812,606
Commercial Services and Supplies — 0.1%
Veralto Corp., 5.45%, 9/18/33(1)		1,600,000	1,641,530
Waste Connections, Inc., 3.20%, 6/1/32		1,620,000	1,442,428
			3,083,958
Construction Materials — 0.1%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		2,225,000	2,313,704
Consumer Finance — 0.3%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		2,390,000	2,446,080
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)		1,664,000	1,661,548
Capital One Financial Corp., VRN, 7.62%, 10/30/31		2,965,000	3,276,514
Synchrony Financial, 4.25%, 8/15/24		3,280,000	3,250,598
			10,634,740
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 6.00%, 1/17/34		2,370,000	2,554,857
WM Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,359,336
			3,914,193
Containers and Packaging†
Berry Global, Inc., 5.65%, 1/15/34(1)		415,000	419,864
Distributors†
Genuine Parts Co., 6.50%, 11/1/28		933,000	993,360
Diversified REITs — 0.5%
Agree LP, 2.90%, 10/1/30		1,760,000	1,523,433
American Homes 4 Rent LP, 5.50%, 2/1/34		1,258,000	1,271,704
Brixmor Operating Partnership LP, 5.50%, 2/15/34		1,075,000	1,079,507
Extra Space Storage LP, 5.40%, 2/1/34		1,221,000	1,221,960
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)		7,150,000	6,456,106
Kite Realty Group LP, 5.50%, 3/1/34		377,000	375,695
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,370,000	3,069,430
			14,997,835
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.40%, 2/15/34		2,235,000	2,293,542
AT&T, Inc., 4.50%, 5/15/35		1,752,000	1,656,087
AT&T, Inc., 4.90%, 8/15/37		1,076,000	1,041,474
AT&T, Inc., 4.85%, 3/1/39		2,455,000	2,339,195
Sprint Capital Corp., 6.875%, 11/15/28		3,659,000	3,955,566
Sprint Capital Corp., 8.75%, 3/15/32		2,630,000	3,225,546
Telefonica Emisiones SA, 2.93%, 10/17/29	EUR	1,500,000	1,600,633
Verizon Communications, Inc., 4.81%, 3/15/39		580,000	562,109
			16,674,152
Electric Utilities — 1.5%
American Electric Power Co., Inc., 5.20%, 1/15/29		2,200,000	2,234,495
Baltimore Gas & Electric Co., 2.25%, 6/15/31		829,000	705,819
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32		1,465,000	1,433,079
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33		595,000	601,772
Commonwealth Edison Co., 5.30%, 2/1/53		1,182,000	1,192,843
Duke Energy Carolinas LLC, 2.55%, 4/15/31		662,000	575,004
Duke Energy Corp., 2.55%, 6/15/31		710,000	604,476
Duke Energy Corp., 5.00%, 8/15/52		1,800,000	1,666,721
Duke Energy Florida LLC, 1.75%, 6/15/30		1,985,000	1,659,310
Duke Energy Florida LLC, 5.875%, 11/15/33		595,000	636,684

Duke Energy Progress LLC, 4.15%, 12/1/44		410,000	347,956
Duke Energy Progress LLC, 5.35%, 3/15/53		545,000	545,662
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,217,946
Enel Finance International NV, 0.875%, 9/28/34	EUR	1,500,000	1,219,594
Exelon Corp., 5.15%, 3/15/28		690,000	700,406
Florida Power & Light Co., 2.45%, 2/3/32		2,071,000	1,767,100
Florida Power & Light Co., 4.125%, 2/1/42		1,000,000	891,920
Georgia Power Co., 4.95%, 5/17/33		815,000	815,894
MidAmerican Energy Co., 4.40%, 10/15/44		1,150,000	1,019,432
MidAmerican Energy Co., 3.15%, 4/15/50		980,000	697,194
MidAmerican Energy Co., 5.85%, 9/15/54		1,485,000	1,624,774
Nevada Power Co., 6.00%, 3/15/54		410,000	441,601
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		1,315,000	1,321,668
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33		1,510,000	1,506,839
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		999,000	962,963
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)		5,033,000	5,188,867
Northern States Power Co., 3.20%, 4/1/52		940,000	678,152
Northern States Power Co., 5.10%, 5/15/53		1,265,000	1,256,009
NRG Energy, Inc., 2.00%, 12/2/25(1)		3,100,000	2,916,670
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33		765,000	811,225
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52		965,000	939,632
Pacific Gas & Electric Co., 6.40%, 6/15/33		410,000	435,488
Pacific Gas & Electric Co., 6.95%, 3/15/34		735,000	810,203
Pacific Gas & Electric Co., 4.20%, 6/1/41		665,000	534,408
Palomino Funding Trust I, 7.23%, 5/17/28(1)		2,310,000	2,438,341
PECO Energy Co., 4.375%, 8/15/52		1,670,000	1,472,912
PPL Electric Utilities Corp., 4.85%, 2/15/34		596,000	598,317
Southern Co., 5.20%, 6/15/33		1,766,000	1,788,401
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		2,216,440	1,937,581
Union Electric Co., 5.45%, 3/15/53		1,275,000	1,292,915
Union Electric Co., 5.25%, 1/15/54		720,000	708,490
Xcel Energy, Inc., 4.60%, 6/1/32		494,000	479,643
			50,678,406
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33		645,000	650,895
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25		514,000	504,257
Warnermedia Holdings, Inc., 3.79%, 3/15/25		457,000	448,429
Warnermedia Holdings, Inc., 3.76%, 3/15/27		462,000	443,961
Warnermedia Holdings, Inc., 5.05%, 3/15/42		1,245,000	1,104,428
Warnermedia Holdings, Inc., 5.14%, 3/15/52		3,800,000	3,268,623
			5,769,698
Financial Services — 1.2%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	638,813
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,954,867
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,691,320
Caisse de Refinancement de l'Habitat SA, 3.00%, 1/11/30	EUR	10,000,000	10,868,397
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,167,453
Corebridge Financial, Inc., 3.90%, 4/5/32		1,840,000	1,659,163
Corebridge Financial, Inc., 5.75%, 1/15/34		1,620,000	1,663,444
Corebridge Global Funding, 5.20%, 1/12/29(1)		2,780,000	2,792,873
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,340,145
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	874,334
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32 (Secured)	EUR	1,000,000	874,211
GE Capital Funding LLC, 4.55%, 5/15/32		1,900,000	1,859,305

Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,336,295
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,560,056
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	609,192
			39,889,868
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(1)		2,104,000	1,683,569
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,365,000	1,307,219
Mars, Inc., 4.75%, 4/20/33(1)		1,626,000	1,623,725
Mars, Inc., 3.875%, 4/1/39(1)		531,000	471,200
Mondelez International, Inc., 2.625%, 3/17/27		1,415,000	1,336,845
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,239,637
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		1,350,000	1,385,229
			9,047,424
Gas Utilities†
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		1,251,000	957,062
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		839,000	835,023
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		2,083,000	2,122,750
Ashtead Capital, Inc., 5.80%, 4/15/34(1)		590,000	593,538
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,112,000	978,936
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		805,000	603,988
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,415,000	1,443,847
Union Pacific Corp., 3.55%, 8/15/39		2,045,000	1,752,696
			8,330,778
Health Care Equipment and Supplies — 0.2%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27		3,370,000	3,479,169
Stryker Corp., 4.85%, 12/8/28		3,300,000	3,335,393
			6,814,562
Health Care Providers and Services — 0.9%
Centene Corp., 4.625%, 12/15/29		3,388,000	3,245,714
Centene Corp., 3.375%, 2/15/30		4,396,000	3,940,507
CVS Health Corp., 5.625%, 2/21/53		1,185,000	1,180,901
HCA, Inc., 5.20%, 6/1/28		815,000	823,425
HCA, Inc., 5.50%, 6/1/33		1,515,000	1,538,991
HCA, Inc., 5.90%, 6/1/53		1,625,000	1,655,049
IQVIA, Inc., 5.00%, 5/15/27(1)		4,965,000	4,856,936
IQVIA, Inc., 6.25%, 2/1/29(1)		2,090,000	2,177,709
Kaiser Foundation Hospitals, 3.00%, 6/1/51		615,000	433,397
Quest Diagnostics, Inc., 6.40%, 11/30/33		1,363,000	1,494,826
Star Parent, Inc., 9.00%, 10/1/30(1)		4,499,000	4,736,337
UnitedHealth Group, Inc., 5.05%, 4/15/53		2,370,000	2,356,988
Universal Health Services, Inc., 1.65%, 9/1/26		1,833,000	1,685,404
			30,126,184
Hotels, Restaurants and Leisure — 0.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		3,868,000	3,538,863
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)(3)		2,455,000	2,483,751
International Game Technology PLC, 5.25%, 1/15/29(1)		2,730,000	2,666,235
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		6,705,000	6,889,957
Marriott International, Inc., 3.50%, 10/15/32		1,827,000	1,630,262
Starbucks Corp., 2.55%, 11/15/30		2,685,000	2,356,259
			19,565,327
Household Durables — 0.2%
DR Horton, Inc., 2.50%, 10/15/24		1,165,000	1,140,429
KB Home, 4.80%, 11/15/29		3,318,000	3,143,058

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,019,000	2,550,242
			6,833,729
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30		2,550,000	2,137,361
Procter & Gamble Co., 4.55%, 1/29/34		2,450,000	2,483,900
			4,621,261
Industrial REITs†
LXP Industrial Trust, 6.75%, 11/15/28		1,469,000	1,535,949
Insurance — 0.2%
Allstate Corp., 5.95%, 4/1/36		70,000	75,274
Athene Holding Ltd., 5.875%, 1/15/34		1,211,000	1,217,720
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,100,000	1,114,989
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		2,415,000	1,982,707
MetLife, Inc., 5.375%, 7/15/33		972,000	1,005,518
			5,396,208
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)		7,959,000	7,536,178
Kyndryl Holdings, Inc., 2.70%, 10/15/28		2,390,000	2,103,957
Kyndryl Holdings, Inc., 3.15%, 10/15/31		590,000	491,512
			10,131,647
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)		2,695,000	2,465,463
Machinery — 0.4%
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,010,000	6,176,890
Ingersoll Rand, Inc., 5.70%, 8/14/33		1,050,000	1,097,299
John Deere Capital Corp., 4.70%, 6/10/30		1,424,000	1,441,042
Parker-Hannifin Corp., 4.25%, 9/15/27		5,910,000	5,848,093
			14,563,324
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		4,456,000	3,545,806
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26		1,660,000	1,696,090
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38		1,355,000	1,229,558
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/1/49		1,015,000	809,194
Comcast Corp., 3.20%, 7/15/36		1,485,000	1,250,630
Comcast Corp., 3.75%, 4/1/40		1,175,000	1,007,032
Comcast Corp., 2.94%, 11/1/56		1,265,000	818,309
Cox Communications, Inc., 3.15%, 8/15/24(1)		478,000	471,235
Cox Communications, Inc., 5.70%, 6/15/33(1)		723,000	740,125
CSC Holdings LLC, 11.75%, 1/31/29(1)		4,801,000	4,879,521
Fox Corp., 6.50%, 10/13/33		2,650,000	2,859,398
Gray Television, Inc., 5.375%, 11/15/31(1)		9,118,000	7,144,705
Paramount Global, 6.875%, 4/30/36		1,940,000	1,926,701
Paramount Global, 5.90%, 10/15/40		235,000	216,275
TEGNA, Inc., 5.00%, 9/15/29		6,858,000	6,339,021
WPP Finance 2010, 3.75%, 9/19/24		3,120,000	3,080,781
			38,014,381
Metals and Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)		202,000	210,952
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)		1,662,000	1,678,643
Freeport Indonesia PT, 6.20%, 4/14/52		2,200,000	2,128,742
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	2,400,000	2,362,667
Glencore Funding LLC, 6.375%, 10/6/30(1)		835,000	895,267
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	150,685
South32 Treasury Ltd., 4.35%, 4/14/32(1)		1,280,000	1,158,098
			8,585,054

Multi-Utilities — 0.5%
Ameren Corp., 3.50%, 1/15/31		1,638,000	1,495,449
Ameren Illinois Co., 4.95%, 6/1/33		1,575,000	1,592,087
Dominion Energy, Inc., 4.90%, 8/1/41		1,105,000	1,016,476
DTE Energy Co., 4.875%, 6/1/28		965,000	969,215
Engie SA, 3.75%, 9/6/27	EUR	4,000,000	4,397,653
Public Service Enterprise Group, Inc., 6.125%, 10/15/33		2,312,000	2,473,083
Sempra, 3.25%, 6/15/27		1,125,000	1,068,987
Sempra, 5.50%, 8/1/33		1,905,000	1,943,451
			14,956,401
Oil, Gas and Consumable Fuels — 1.8%
Aker BP ASA, 6.00%, 6/13/33(1)		810,000	840,764
BP Capital Markets America, Inc., 4.99%, 4/10/34		1,480,000	1,490,635
BP Capital Markets America, Inc., 3.06%, 6/17/41		1,105,000	847,902
Cenovus Energy, Inc., 2.65%, 1/15/32		1,130,000	941,500
Chesapeake Energy Corp., 6.75%, 4/15/29(1)		3,106,000	3,144,390
Civitas Resources, Inc., 8.625%, 11/1/30(1)		102,000	108,859
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		2,200,000	2,208,621
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,755,000	1,843,711
Diamondback Energy, Inc., 6.25%, 3/15/33		1,245,000	1,327,573
Enbridge, Inc., 5.70%, 3/8/33		1,510,000	1,558,581
Energy Transfer LP, 5.75%, 2/15/33		1,197,000	1,226,766
Energy Transfer LP, 6.55%, 12/1/33		940,000	1,014,269
Energy Transfer LP, 5.55%, 5/15/34		1,791,000	1,802,674
Energy Transfer LP, 4.90%, 3/15/35		650,000	613,668
Energy Transfer LP, 6.125%, 12/15/45		740,000	755,956
Eni SpA, 4.25%, 5/19/33	EUR	1,000,000	1,129,987
EQT Corp., 3.625%, 5/15/31(1)		1,100,000	980,989
EQT Corp., 5.75%, 2/1/34		730,000	728,846
Equinor ASA, 3.25%, 11/18/49		350,000	261,094
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	2,007,796
MEG Energy Corp., 5.875%, 2/1/29(1)		3,680,000	3,593,620
Northern Natural Gas Co., 5.625%, 2/1/54(1)		750,000	766,184
Occidental Petroleum Corp., 6.625%, 9/1/30		1,421,000	1,512,818
Occidental Petroleum Corp., 6.45%, 9/15/36		780,000	832,638
ONEOK, Inc., 6.05%, 9/1/33		610,000	640,793
Ovintiv, Inc., 6.25%, 7/15/33		780,000	814,051
Petroleos Mexicanos, 10.00%, 2/7/33		4,500,000	4,453,075
Petroleos Mexicanos, 6.625%, 6/15/35		2,690,000	2,026,487
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27		1,970,000	1,975,720
Saudi Arabian Oil Co., 2.25%, 11/24/30		5,600,000	4,722,878
Shell International Finance BV, 2.375%, 11/7/29		1,465,000	1,313,119
Southwestern Energy Co., 5.375%, 3/15/30		4,766,000	4,609,866
Southwestern Energy Co., 4.75%, 2/1/32		4,160,000	3,856,406
Targa Resources Corp., 6.50%, 3/30/34		740,000	798,391
Williams Cos., Inc., 4.55%, 6/24/24		1,525,000	1,518,201
Williams Cos., Inc., 4.90%, 3/15/29		1,060,000	1,062,093
			59,330,921
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		4,745,711	4,697,689
Personal Care Products — 0.2%
Haleon U.S. Capital LLC, 4.00%, 3/24/52		755,000	635,247
Kenvue, Inc., 4.90%, 3/22/33		4,965,000	5,067,731
			5,702,978

Pharmaceuticals — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,921,000	1,773,887
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28(1)		2,860,000	2,619,244
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33		2,395,000	2,392,921
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53		1,765,000	1,795,905
Viatris, Inc., 4.00%, 6/22/50		964,000	682,889
			9,264,846
Retail REITs — 0.3%
Kimco Realty OP LLC, 6.40%, 3/1/34		1,865,000	2,019,262
Kite Realty Group Trust, 4.75%, 9/15/30		547,000	527,582
NNN REIT, Inc., 5.60%, 10/15/33		1,965,000	2,011,383
NNN REIT, Inc., 4.80%, 10/15/48		1,275,000	1,131,900
Realty Income Corp., 4.75%, 2/15/29		2,450,000	2,445,380
Realty Income Corp., 3.20%, 2/15/31		878,000	784,636
			8,920,143
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 3.42%, 4/15/33(1)		1,895,000	1,665,274
KLA Corp., 4.95%, 7/15/52		1,507,000	1,482,096
NVIDIA Corp., 2.00%, 6/15/31		1,720,000	1,468,090
NXP BV/NXP Funding LLC, 5.35%, 3/1/26		639,000	642,694
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31		1,780,000	1,497,908
			6,756,062
Software — 0.1%
Microsoft Corp., 2.92%, 3/17/52		1,800,000	1,293,190
Open Text Corp., 6.90%, 12/1/27(1)		1,751,000	1,817,818
Oracle Corp., 3.85%, 7/15/36		675,000	589,024
Oracle Corp., 3.60%, 4/1/40		1,003,000	802,739
			4,502,771
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33		1,852,000	1,903,714
Iron Mountain, Inc., 5.625%, 7/15/32(1)		1,561,000	1,467,715
			3,371,429
Specialty Retail — 0.2%
AutoZone, Inc., 4.00%, 4/15/30		1,315,000	1,258,280
AutoZone, Inc., 6.55%, 11/1/33		995,000	1,098,214
Lowe's Cos., Inc., 5.625%, 4/15/53		1,550,000	1,611,528
O'Reilly Automotive, Inc., 5.75%, 11/20/26		1,490,000	1,527,392
			5,495,414
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52		1,830,000	1,571,370
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.00%, 11/27/26		2,385,000	2,460,928
Tapestry, Inc., 7.85%, 11/27/33		891,000	952,896
			3,413,824
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(1)		859,000	851,681
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 6.15%, 2/27/37		1,035,000	1,119,494
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,000,000	1,058,508
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	2,000,000	2,064,646
			4,242,648
TOTAL CORPORATE BONDS (Cost $812,462,867)			811,763,779
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.84%, (1-year H15T1Y plus 2.25%), 9/1/35		308,403	316,132

FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	205,470	210,162
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	164,288	167,051
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	126,574	128,789
FNMA, VRN, 7.30%, (6-month RFUCC plus 1.54%), 9/1/35	225,667	229,005
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	660,441	632,784
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	357,945	342,610
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	414,120	422,117
		2,448,650
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.9%
FHLMC, 2.00%, 6/1/36	5,433,532	4,927,714
FHLMC, 6.00%, 2/1/38	682	710
FHLMC, 3.50%, 2/1/49	7,705,494	7,130,865
FHLMC, 3.50%, 5/1/50	4,967,176	4,584,599
FHLMC, 2.50%, 10/1/50	6,265,556	5,305,708
FHLMC, 2.50%, 5/1/51	173,010	146,356
FHLMC, 3.50%, 5/1/51	10,718,776	9,870,912
FHLMC, 3.00%, 12/1/51	6,362,631	5,577,255
FHLMC, 2.50%, 2/1/52	19,318,792	16,353,452
FHLMC, 3.50%, 5/1/52	990,751	902,471
FHLMC, 3.50%, 5/1/52	353,509	326,097
FHLMC, 4.00%, 5/1/52	348,811	328,565
FHLMC, 5.00%, 8/1/52	7,697,970	7,702,455
FHLMC, 4.50%, 10/1/52	5,831,540	5,641,087
FHLMC, 6.00%, 11/1/52	6,517,390	6,644,275
FHLMC, 6.00%, 1/1/53	5,109,166	5,186,094
FHLMC, 6.00%, 8/1/53	6,356,863	6,515,791
FHLMC, 6.50%, 11/1/53	6,404,972	6,561,138
FNMA, 2.00%, 5/1/36	6,557,135	5,942,218
FNMA, 2.00%, 11/1/36	7,997,734	7,234,965
FNMA, 2.50%, 12/1/36	5,930,060	5,495,314
FNMA, 3.50%, 10/1/40	820,278	769,479
FNMA, 4.50%, 9/1/41	5,639	5,614
FNMA, 3.50%, 12/1/41	44,121	41,329
FNMA, 3.50%, 5/1/42	17,270	16,176
FNMA, 3.50%, 6/1/42	10,300	9,644
FNMA, 3.50%, 8/1/42	61,487	57,512
FNMA, 3.50%, 9/1/42	7,156	6,691
FNMA, 4.00%, 2/1/46	111,199	107,032
FNMA, 4.00%, 3/1/50	7,916,190	7,521,097
FNMA, 2.50%, 6/1/50	9,484,199	8,053,315
FNMA, 2.50%, 10/1/50	6,149,805	5,189,506
FNMA, 2.50%, 12/1/50	7,756,966	6,538,490
FNMA, 2.50%, 2/1/51	1,272,389	1,079,393
FNMA, 4.00%, 3/1/51	10,565,506	10,036,424
FNMA, 2.50%, 12/1/51	6,177,798	5,249,076
FNMA, 2.50%, 2/1/52	2,465,509	2,086,601
FNMA, 3.00%, 2/1/52	6,119,838	5,394,016
FNMA, 2.50%, 3/1/52	16,086,262	13,672,969
FNMA, 3.00%, 4/1/52	17,387,481	15,456,157
FNMA, 3.50%, 4/1/52	209,229	190,519
FNMA, 3.00%, 5/1/52	276,303	245,943
FNMA, 3.50%, 5/1/52	10,045,481	9,180,238
FNMA, 3.50%, 5/1/52	6,235,134	5,679,857
FNMA, 3.50%, 5/1/52	692,187	630,544
FNMA, 3.50%, 5/1/52	639,294	591,858

FNMA, 4.00%, 5/1/52	7,571,027	7,129,853
FNMA, 3.00%, 6/1/52	15,440,245	13,603,998
FNMA, 3.00%, 6/1/52	107,804	96,012
FNMA, 5.00%, 8/1/52	3,024,341	2,990,087
FNMA, 4.50%, 9/1/52	6,927,748	6,745,323
FNMA, 5.00%, 10/1/52	12,690,866	12,729,873
FNMA, 5.50%, 10/1/52	4,821,654	4,846,207
FNMA, 5.50%, 1/1/53	5,528,081	5,560,289
FNMA, 6.50%, 1/1/53	9,396,984	9,623,925
FNMA, 5.50%, 3/1/53	13,761,393	13,841,906
FNMA, 4.50%, 6/1/53	13,528,394	13,197,949
FNMA, 4.50%, 8/1/53	15,190,164	14,775,970
FNMA, 6.00%, 9/1/53	5,045,897	5,129,054
FNMA, 6.00%, 9/1/53	5,046,170	5,125,048
FNMA, 4.00%, 3/1/51	8,259,295	7,847,772
GNMA, 6.00%, 7/15/33	1,613	1,690
GNMA, 5.50%, 1/15/39	1,326	1,363
GNMA, 5.50%, 9/15/39	5,970	6,176
GNMA, 4.50%, 10/15/39	1,870	1,860
GNMA, 5.00%, 10/15/39	3,823	3,898
GNMA, 4.50%, 1/15/40	3,067	3,052
GNMA, 4.00%, 12/15/40	3,218	3,088
GNMA, 4.50%, 12/15/40	10,776	10,715
GNMA, 3.50%, 6/20/42	1,824,183	1,716,220
GNMA, 3.00%, 5/20/50	1,232,849	1,108,868
GNMA, 3.00%, 7/20/50	3,260,012	2,929,816
GNMA, 2.50%, 2/20/51	7,141,301	6,187,669
GNMA, 3.50%, 6/20/51	2,805,597	2,602,552
GNMA, 3.00%, 7/20/51	9,539,509	8,535,825
GNMA, 2.50%, 9/20/51	8,590,250	7,431,470
GNMA, 2.00%, 12/20/51	17,399,300	14,499,512
GNMA, 2.50%, 12/20/51	9,374,751	8,110,105
GNMA, 4.00%, 9/20/52	11,138,822	10,582,658
GNMA, 4.50%, 9/20/52	5,228,337	5,093,985
GNMA, 4.50%, 10/20/52	11,480,465	11,184,865
GNMA, 5.00%, 4/20/53	4,699,705	4,669,874
GNMA, 5.50%, 4/20/53	10,527,741	10,598,230
		428,714,278
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $432,502,098)		431,162,928
U.S. TREASURY SECURITIES — 9.4%
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	326,846
U.S. Treasury Bonds, 2.375%, 2/15/42	33,210,000	25,141,008
U.S. Treasury Bonds, 2.75%, 11/15/42	5,000,000	3,990,723
U.S. Treasury Bonds, 4.00%, 11/15/42	8,412,000	8,077,656
U.S. Treasury Bonds, 3.875%, 5/15/43	26,956,000	25,370,229
U.S. Treasury Bonds, 4.375%, 8/15/43	10,970,000	11,052,275
U.S. Treasury Bonds, 4.75%, 11/15/43	12,800,000	13,554,000
U.S. Treasury Bonds, 2.50%, 2/15/45	13,000,000	9,693,125
U.S. Treasury Bonds, 2.875%, 8/15/45	3,500,000	2,778,809
U.S. Treasury Bonds, 2.25%, 8/15/46	5,000,000	3,487,500
U.S. Treasury Bonds, 3.00%, 5/15/47	5,000,000	4,004,101
U.S. Treasury Bonds, 3.625%, 2/15/53	9,377,000	8,420,619
U.S. Treasury Bonds, 4.75%, 11/15/53	2,850,000	3,112,289
U.S. Treasury Notes, 2.50%, 4/30/24(4)	26,685,000	26,500,820

U.S. Treasury Notes, 4.875%, 11/30/25	13,250,000	13,388,970
U.S. Treasury Notes, 4.50%, 7/15/26	11,050,000	11,154,889
U.S. Treasury Notes, 4.625%, 11/15/26	42,000,000	42,648,047
U.S. Treasury Notes, 4.375%, 12/15/26	160,000	161,537
U.S. Treasury Notes, 3.625%, 3/31/28	2,000,000	1,978,476
U.S. Treasury Notes, 3.625%, 5/31/28	5,000,000	4,946,191
U.S. Treasury Notes, 4.875%, 10/31/28	8,100,000	8,443,143
U.S. Treasury Notes, 4.375%, 11/30/28	26,180,000	26,757,801
U.S. Treasury Notes, 4.00%, 1/31/29	4,680,000	4,708,519
U.S. Treasury Notes, 4.875%, 10/31/30	7,850,000	8,288,496
U.S. Treasury Notes, 4.375%, 11/30/30	13,050,000	13,398,680
U.S. Treasury Notes, 3.75%, 12/31/30	11,800,000	11,682,922
U.S. Treasury Notes, 4.00%, 1/31/31	10,500,000	10,555,781
U.S. Treasury Notes, 4.50%, 11/15/33	7,278,000	7,600,961
TOTAL U.S. TREASURY SECURITIES (Cost $325,363,538)		311,224,413
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	6,167,304	6,033,257
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.48%, (3-month SOFR plus 2.16%), 7/22/32(1)	3,600,000	3,587,809
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.83%, (3-month SOFR plus 2.51%), 7/24/29(1)	4,500,000	4,512,173
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	4,282,500	4,257,862
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 4/22/31(1)	2,400,000	2,404,419
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	4,500,000	4,489,513
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 2/15/38(1)	2,813,816	2,679,986
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.40%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	6,477,326
CBAM Ltd., Series 2018-7A, Class B1, VRN, 7.18%, (3-month SOFR plus 1.86%), 7/20/31(1)	5,900,000	5,885,247
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/31(1)	2,179,716	2,179,768
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(1)	3,584,149	3,583,543
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(1)	4,386,492	4,379,532
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/30(1)	4,250,000	4,236,739
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.66%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,802,841
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.33%, (3-month SOFR plus 2.01%), 7/15/31(1)	7,750,000	7,757,719
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(1)	5,078,000	5,102,900
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.70%, (3-month SOFR plus 1.38%), 7/20/31(1)	2,621,700	2,627,317
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.66%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,983,934
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 7.20%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	4,868,479
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,220,541
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.26%, (3-month SOFR plus 2.94%), 1/20/35(1)	4,850,000	4,851,153
MF1 LLC, Series 2022-FL10, Class D, VRN, 11.07%, (1-month SOFR plus 5.73%), 9/17/37(1)	4,000,000	4,015,278
MF1 Ltd., Series 2020-FL4, Class A, VRN, 7.15%, (1-month SOFR plus 1.81%), 11/15/35(1)	3,492,293	3,493,655
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.88%, (3-month SOFR plus 1.56%), 4/22/29(1)	1,765,224	1,760,474
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.28%, (3-month SOFR plus 1.96%), 1/16/31(1)	3,750,000	3,750,751
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.57%, (3-month SOFR plus 2.26%), 7/19/30(1)	4,500,000	4,483,440
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.08%, (3-month SOFR plus 1.76%), 10/17/31(1)	5,000,000	5,014,500
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	3,900,000	3,905,205
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.40%, (1-month SOFR plus 1.06%), 7/25/36(1)	7,979,152	7,905,892
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.93%, (3-month SOFR plus 2.61%), 1/20/32(1)	3,300,000	3,309,069
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.08%, (3-month SOFR plus 2.76%), 7/20/32(1)	8,000,000	7,987,990
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.08%, (3-month SOFR plus 1.71%), 11/20/30(1)	5,282,000	5,311,039

Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.56%, (3-month SOFR plus 1.24%), 7/20/30(1)		1,147,859	1,150,155
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $147,353,897)			147,009,506
PREFERRED STOCKS — 2.6%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		1,500,000	1,487,451
Banks — 1.6%
Banco Santander SA, 4.125%		1,000,000	936,403
Barclays PLC, 8.00%		7,160,000	7,146,703
Barclays PLC, 9.25%		2,300,000	2,920,725
BNP Paribas SA, 5.97%		3,210,000	3,211,605
BNP Paribas SA, 6.625%(1)		2,910,000	2,916,559
Citigroup, Inc., 7.625%		2,835,000	2,905,454
Commerzbank AG, 4.25%		1,600,000	1,458,302
Cooperatieve Rabobank UA, 3.10%		3,200,000	2,910,805
Cooperatieve Rabobank UA, 3.25%		1,400,000	1,375,986
Credit Agricole SA, 6.875%(1)		3,610,000	3,606,450
HSBC Holdings PLC, 6.375%		3,035,000	3,013,427
Intesa Sanpaolo SpA, 3.75%		3,700,000	3,796,932
Intesa Sanpaolo SpA, 6.375%		1,000,000	1,044,227
La Banque Postale SA, 3.00%		1,000,000	817,783
La Banque Postale SA, 3.875%		3,000,000	2,952,555
Lloyds Banking Group PLC, 7.50%		6,280,000	6,224,916
Lloyds Banking Group PLC, 8.50%		1,200,000	1,535,828
Societe Generale SA, 7.875%		2,000,000	2,226,171
UniCredit SpA, 3.875%		3,000,000	2,800,628
			53,801,459
Capital Markets — 0.1%
Deutsche Bank AG, 4.50%		2,400,000	2,188,511
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.38%		2,900,000	2,758,289
Telefonica Europe BV, 2.88%		2,000,000	2,007,370
			4,765,659
Electric Utilities — 0.2%
Enel SpA, 2.25%		2,500,000	2,516,424
SSE PLC, 3.125%		2,600,000	2,688,155
SSE PLC, 3.74%		325,000	391,856
			5,596,435
Insurance — 0.3%
Allianz SE, 2.625%		5,600,000	4,788,147
BNP Paribas Cardif SA, 4.03%		1,300,000	1,393,885
CNP Assurances SACA, 4.75%		3,500,000	3,681,354
			9,863,386
Oil, Gas and Consumable Fuels — 0.2%
Eni SpA, 3.375%		7,000,000	6,998,487
TOTAL PREFERRED STOCKS (Cost $85,593,145)			84,701,388
ASSET-BACKED SECURITIES — 2.1%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		4,855,409	4,028,668
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,349,241
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		3,719,759	3,267,801
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,448,158
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		1,746,000	1,591,077
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,342,316	1,273,518
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)		6,500,000	6,499,093

FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)	4,057,000	3,821,985
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	8,675,000	7,876,332
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,280,492	1,142,904
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	2,034,009	1,628,856
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)	4,567,452	4,060,560
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)	5,935,731	5,206,210
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	3,265,223	2,930,669
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)	5,979,911	5,339,163
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	3,475,237	3,063,558
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	615,956	578,585
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,320,755
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	6,595,250	6,495,479
TOTAL ASSET-BACKED SECURITIES (Cost $76,404,846)		70,922,612
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	3,699,981
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	5,700,000	4,965,772
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.46%, (1-month SOFR plus 3.13%), 6/15/40(1)	6,042,000	6,076,797
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,034,019
Great Wolf Trust, Series 2019-WOLF, Class A, VRN, 6.68%, (1-month SOFR plus 1.35%), 12/15/36(1)	7,000,000	6,999,873
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.28%, (1-month SOFR plus 1.95%), 12/15/36(1)	4,419,000	4,404,590
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,410,422
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	3,919,555
LUXE Trust, Series 2021-TRIP, Class B, VRN, 6.85%, (1-month SOFR plus 1.51%), 10/15/38(1)	4,542,355	4,548,206
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,345,995
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $45,402,508)		44,405,210
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,132,446
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 9.45%, (1-month SOFR plus 4.11%), 3/25/29(1)	3,700,000	3,751,771
Bunker Hill Loan Depositary Trust, Series 2019-3, Class M1, 3.27%, 11/25/59(1)	3,000,000	2,777,386
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.79%, 5/25/65(1)	4,482,000	4,323,585
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.35%, (1-month SOFR plus 4.01%), 8/25/33(1)	1,150,510	1,154,609
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	3,685,938	3,726,848
		20,866,645
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.06%, (30-day average SOFR plus 2.71%), 5/25/24	879,395	883,907
FNMA, Series 2022-R09, Class 2M1, VRN, 7.84%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,332,069	2,373,016
FNMA, Series 2024-R01, Class 1M1, VRN, 6.39%, (30-day average SOFR plus 1.05%), 1/25/44(1)	6,750,000	6,750,527
		10,007,450
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,351,702)		30,874,095
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 6.25%, 7/15/32	2,000,000	2,314,418
Tennessee Valley Authority, 3.875%, 3/15/28	11,000,000	10,971,289
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,502,585)		13,285,707
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	825,000	581,843
City of Los Angeles Department of Airports Rev., 6.58%, 5/15/39	285,000	312,938
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	244,998	198,940
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	583,582
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,778,430

Los Angeles Community College District GO, 6.75%, 8/1/49		800,000	994,387
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		1,600,000	1,245,630
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		275,000	284,709
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		270,000	327,272
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		830,000	619,960
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		450,000	447,811
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		450,000	313,653
State of California GO, 4.60%, 4/1/38		120,000	115,725
State of California GO, 7.60%, 11/1/40		20,000	25,567
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		230,000	239,951
University of California Rev., 3.07%, 5/15/51		670,000	479,977
TOTAL MUNICIPAL SECURITIES (Cost $10,339,453)			8,550,375
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper(5) — 0.7%
Landesbank Baden-Wuerttemberg, 5.46%, 2/1/24(1)		22,600,000	22,596,654
Treasury Bills(5) — 0.7%
Canada Treasury Bills, 4.33%, 3/28/24	CAD	34,000,000	25,093,667
TOTAL SHORT-TERM INVESTMENTS (Cost $47,564,696)			47,690,321
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $3,379,514,039)			3,257,140,533
OTHER ASSETS AND LIABILITIES — 1.9%			63,889,174
TOTAL NET ASSETS — 100.0%			$3,321,029,707

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,638,082	USD	7,819,228	Bank of America N.A.	3/15/24	$(173,607)
AUD	11,638,082	USD	7,816,829	JPMorgan Chase Bank N.A.	3/15/24	(171,209)
USD	19,793,183	AUD	30,000,990	Bank of America N.A.	3/15/24	84,077
USD	2,965,323	AUD	4,494,350	Goldman Sachs & Co.	3/15/24	12,766
USD	1,145,420	AUD	1,740,555	Morgan Stanley	3/15/24	1,965
BRL	80,378,975	USD	16,217,536	Goldman Sachs & Co.	3/15/24	(55,083)
USD	16,098,042	BRL	80,378,975	Goldman Sachs & Co.	3/15/24	(64,411)
USD	2,236,028	CAD	2,976,754	Goldman Sachs & Co.	3/15/24	20,687
USD	1,125,106	CAD	1,507,563	Goldman Sachs & Co.	3/15/24	3,157
USD	7,404,033	CAD	10,056,016	Morgan Stanley	3/15/24	(79,792)
USD	209,036,513	CAD	283,507,861	UBS AG	3/15/24	(1,953,927)
USD	7,404,815	CAD	10,037,871	UBS AG	3/15/24	(65,506)
USD	7,388,140	CAD	10,041,399	UBS AG	3/15/24	(84,806)
USD	7,421,928	CAD	10,044,926	UBS AG	3/15/24	(53,644)
USD	12,576,013	CAD	16,932,721	UBS AG	3/15/24	(25,550)
USD	16,543,901	CHF	14,048,657	JPMorgan Chase Bank N.A.	3/15/24	190,163
USD	6,972,367	CHF	6,030,627	Morgan Stanley	3/15/24	(47,755)
USD	8,558,055	CHF	7,356,482	Morgan Stanley	3/15/24	(5,466)
CLP	12,850,719,283	USD	14,514,027	Bank of America N.A.	3/15/24	(737,858)
CLP	14,264,845,351	USD	15,969,600	Morgan Stanley	3/15/24	(677,466)
USD	16,221,874	CLP	14,240,372,303	Bank of America N.A.	3/15/24	955,976
USD	14,755,248	CLP	12,840,754,789	UBS AG	3/15/24	989,761
CNY	6,458,642	USD	910,290	UBS AG	3/15/24	(1,019)
USD	2,570,049	CNY	18,269,889	Bank of America N.A.	3/15/24	(2,050)
USD	145,285,441	CNY	1,030,800,202	Goldman Sachs & Co.	3/15/24	165,746
USD	19,291,023	CNY	136,715,483	JPMorgan Chase Bank N.A.	3/15/24	43,735
COP	129,936,400,780	USD	32,870,327	Morgan Stanley	3/15/24	243,932
USD	16,457,457	COP	66,027,316,858	Bank of America N.A.	3/15/24	(369,588)

USD	16,078,591	COP	64,129,459,240	Bank of America N.A.	3/15/24	(264,786)
USD	16,605,566	COP	65,425,930,584	Bank of America N.A.	3/15/24	(68,216)
USD	2,363,496	COP	9,619,429,983	UBS AG	3/15/24	(88,013)
USD	15,803,678	COP	64,368,381,875	UBS AG	3/15/24	(600,588)
USD	5,408,767	CZK	122,111,407	Morgan Stanley	3/15/24	99,447
USD	4,498,554	DKK	30,930,880	UBS AG	3/15/24	4,351
EUR	1,572,779	USD	1,727,831	Bank of America N.A.	3/15/24	(25,121)
EUR	1,999,041	USD	2,185,985	Bank of America N.A.	3/15/24	(21,798)
EUR	1,885,915	USD	2,058,738	Bank of America N.A.	3/15/24	(17,023)
EUR	1,264,148	USD	1,377,128	Bank of America N.A.	3/15/24	(8,546)
EUR	8,113,167	USD	8,827,335	Bank of America N.A.	3/15/24	(43,920)
EUR	659,273	USD	717,305	Bank of America N.A.	3/15/24	(3,569)
EUR	995,792	USD	1,077,658	Bank of America N.A.	3/15/24	399
EUR	1,888,490	USD	2,050,227	Bank of America N.A.	3/15/24	(5,724)
EUR	3,121,670	USD	3,429,087	Goldman Sachs & Co.	3/15/24	(49,529)
EUR	1,651,232	USD	1,795,302	Goldman Sachs & Co.	3/15/24	(7,658)
EUR	537,176	USD	590,764	JPMorgan Chase Bank N.A.	3/15/24	(9,211)
EUR	922,628	USD	1,015,659	JPMorgan Chase Bank N.A.	3/15/24	(16,810)
EUR	1,914,500	USD	2,104,355	Morgan Stanley	3/15/24	(31,694)
EUR	2,551,266	USD	2,795,030	Morgan Stanley	3/15/24	(32,997)
EUR	935,248	USD	1,019,347	Morgan Stanley	3/15/24	(6,836)
EUR	1,021,733	USD	1,112,428	Morgan Stanley	3/15/24	(6,287)
EUR	1,702,508	USD	1,854,292	Morgan Stanley	3/15/24	(11,136)
EUR	1,694,773	USD	1,850,379	Morgan Stanley	3/15/24	(15,597)
EUR	1,646,053	USD	1,784,539	Morgan Stanley	3/15/24	(2,502)
EUR	723,878	USD	786,498	Morgan Stanley	3/15/24	(2,819)
EUR	1,992,251	USD	2,162,157	Morgan Stanley	3/15/24	(5,320)
EUR	1,051,696	USD	1,158,978	UBS AG	3/15/24	(20,399)
EUR	8,280	USD	9,090	UBS AG	3/15/24	(125)
EUR	883,649	USD	970,970	UBS AG	3/15/24	(14,321)
USD	888,291	EUR	811,006	Bank of America N.A.	3/15/24	10,286
USD	18,908,125	EUR	17,376,362	Bank of America N.A.	3/15/24	96,259
USD	23,666,198	EUR	21,540,335	JPMorgan Chase Bank N.A.	3/15/24	346,364
USD	10,431,169	EUR	9,640,600	Morgan Stanley	3/15/24	(5,865)
USD	7,870,742	EUR	7,276,951	Morgan Stanley	3/15/24	(7,376)
USD	7,734,172	EUR	7,140,710	Morgan Stanley	3/15/24	3,551
USD	11,125,157	EUR	10,265,721	Morgan Stanley	3/15/24	11,361
USD	10,441,682	EUR	9,642,600	Morgan Stanley	3/15/24	2,484
USD	2,275,641	EUR	2,107,551	Morgan Stanley	3/15/24	(6,019)
USD	10,429,521	EUR	9,634,600	Morgan Stanley	3/15/24	(1,017)
USD	761,197	EUR	702,978	Morgan Stanley	3/15/24	144
USD	7,783,485	EUR	7,174,524	Morgan Stanley	3/15/24	16,256
USD	2,252,838	EUR	2,080,398	Morgan Stanley	3/15/24	573
USD	10,438,417	EUR	9,636,800	Morgan Stanley	3/15/24	5,498
USD	290,121	EUR	264,547	Morgan Stanley	3/15/24	3,720
USD	10,633,380	EUR	9,654,220	Morgan Stanley	3/15/24	181,601
USD	1,749,423	EUR	1,591,427	Morgan Stanley	3/15/24	26,524
USD	1,661,602	EUR	1,514,365	Morgan Stanley	3/15/24	22,132
USD	1,162,997	EUR	1,066,378	Morgan Stanley	3/15/24	8,523
USD	3,180,673	EUR	2,927,375	Morgan Stanley	3/15/24	11,460
USD	563,687,429	EUR	520,953,605	UBS AG	3/15/24	(303,417)
USD	1,145,510	EUR	1,039,604	UBS AG	3/15/24	20,021
USD	1,197,828	EUR	1,097,972	UBS AG	3/15/24	9,150
GBP	8,364,287	USD	10,578,730	JPMorgan Chase Bank N.A.	2/5/24	21,576
GBP	118,089,612	USD	149,721,154	JPMorgan Chase Bank N.A.	2/5/24	(62,720)

GBP	2,876,235	USD	3,636,001	Morgan Stanley	2/5/24	9,136
GBP	1,540,360	USD	1,958,990	Morgan Stanley	2/5/24	(6,847)
GBP	1,369,296	USD	1,742,508	Morgan Stanley	2/5/24	(7,159)
USD	12,480,432	GBP	9,883,549	Bank of America N.A.	2/5/24	(45,280)
USD	250,587	GBP	197,276	Bank of America N.A.	2/5/24	574
USD	6,408,731	GBP	5,074,832	JPMorgan Chase Bank N.A.	2/5/24	(22,753)
USD	114,529,407	GBP	90,974,781	Morgan Stanley	2/5/24	(765,605)
USD	503,104	GBP	400,243	Morgan Stanley	2/5/24	(4,136)
USD	12,733,111	GBP	10,127,892	Morgan Stanley	2/5/24	(102,264)
USD	2,503,758	GBP	1,994,518	Morgan Stanley	2/5/24	(23,953)
USD	993,453	GBP	779,555	Morgan Stanley	2/5/24	5,500
USD	3,270,019	GBP	2,566,526	Morgan Stanley	2/5/24	17,385
USD	12,651,174	GBP	9,922,521	UBS AG	2/5/24	76,072
USD	403,471	GBP	318,097	UBS AG	2/5/24	337
USD	150,453,003	GBP	118,646,452	JPMorgan Chase Bank N.A.	3/5/24	54,377
HUF	5,651,141,936	USD	15,987,019	JPMorgan Chase Bank N.A.	3/18/24	(146,098)
USD	16,118,519	HUF	5,646,494,400	Bank of America N.A.	3/18/24	290,625
IDR	46,859,609,408	USD	2,992,312	Goldman Sachs & Co.	3/15/24	(23,469)
USD	5,646,556	IDR	87,713,600,382	Goldman Sachs & Co.	3/15/24	89,362
USD	14,087,605	IDR	218,729,082,003	UBS AG	3/15/24	229,777
ILS	6,572,401	USD	1,771,499	Goldman Sachs & Co.	3/15/24	32,872
ILS	48,070,131	USD	13,045,152	Morgan Stanley	3/15/24	151,903
USD	20,911,310	ILS	76,890,702	Goldman Sachs & Co.	3/15/24	(198,073)
JPY	2,501,901,453	USD	17,019,111	Bank of America N.A.	2/5/24	(12,315)
JPY	13,908,146,600	USD	94,575,431	Bank of America N.A.	2/5/24	(34,129)
JPY	563,169,411	USD	3,882,361	Morgan Stanley	2/5/24	(54,189)
USD	87,297,331	JPY	12,734,279,928	Bank of America N.A.	2/5/24	735,444
USD	10,653,727	JPY	1,511,072,003	JPMorgan Chase Bank N.A.	2/5/24	382,142
USD	7,152,100	JPY	1,028,841,095	Morgan Stanley	2/5/24	158,503
USD	11,720,336	JPY	1,699,024,438	UBS AG	2/5/24	171,135
USD	95,810,425	JPY	14,026,944,148	Bank of America N.A.	3/5/24	27,260
USD	8,162,070	JPY	1,188,464,119	Bank of America N.A.	3/5/24	46,627
KRW	2,201,389,746	USD	1,678,113	Goldman Sachs & Co.	3/15/24	(24,718)
KRW	19,958,544,910	USD	15,238,066	UBS AG	3/15/24	(247,821)
USD	7,912,521	KRW	10,275,675,120	Morgan Stanley	3/15/24	194,780
USD	8,033,133	KRW	10,398,706,344	Morgan Stanley	3/15/24	222,987
USD	4,288,934	KRW	5,638,956,246	UBS AG	3/15/24	53,689
MXN	278,343,325	USD	16,260,746	Bank of America N.A.	3/15/24	(201,345)
USD	8,557,311	MXN	150,000,745	Goldman Sachs & Co.	3/15/24	(97,189)
USD	16,095,428	MXN	278,611,859	JPMorgan Chase Bank N.A.	3/15/24	20,533
USD	4,844,230	MYR	22,444,287	Morgan Stanley	3/15/24	74,857
USD	2,615,522	MYR	12,094,172	Morgan Stanley	3/15/24	45,530
NZD	40,615,492	USD	24,978,243	Morgan Stanley	3/15/24	(150,559)
USD	1,197,489	NZD	1,891,646	Morgan Stanley	3/15/24	41,153
USD	100,753,174	NZD	163,337,084	UBS AG	3/15/24	907,489
USD	7,778,961	NZD	12,730,378	UBS AG	3/15/24	(2,942)
PLN	130,276,601	USD	32,768,300	Bank of America N.A.	3/15/24	(249,204)
USD	3,106,600	PLN	12,463,284	Morgan Stanley	3/15/24	(4,433)
USD	16,056,451	PLN	64,946,290	UBS AG	3/15/24	(155,168)
USD	16,209,245	PLN	65,290,806	UBS AG	3/15/24	(88,371)
USD	4,105,525	SEK	42,709,702	Bank of America N.A.	3/15/24	(5,461)
USD	3,152,706	SGD	4,207,958	Morgan Stanley	3/15/24	10,067
THB	573,561,678	USD	16,307,662	Bank of America N.A.	3/15/24	(87,940)
THB	1,124,865,423	USD	32,294,023	Bank of America N.A.	3/15/24	(484,010)
THB	1,142,500,546	USD	32,921,388	Bank of America N.A.	3/15/24	(612,671)

THB	576,737,002	USD	16,264,439	Bank of America N.A.	3/15/24	45,078
USD	32,884,649	THB	1,132,054,055	Bank of America N.A.	3/15/24	871,349
USD	16,267,599	THB	570,828,408	Bank of America N.A.	3/15/24	125,170
USD	16,267,506	THB	570,828,408	Bank of America N.A.	3/15/24	125,078
USD	16,334,081	THB	577,573,119	Bank of America N.A.	3/15/24	920
USD	22,271,869	THB	777,065,505	JPMorgan Chase Bank N.A.	3/15/24	297,272
USD	1,587,516	THB	56,554,322	Morgan Stanley	3/15/24	(11,780)
						$(1,076,950)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	460	March 2024	$58,923,882	$(214,199)
Euro-Bund 10-Year Bonds	416	March 2024	61,074,259	(62,757)
Euro-Buxl 30-Year Bonds	47	March 2024	6,987,073	26,339
Euro-OAT 10-Year Bonds	466	March 2024	65,660,189	245,994
Korean Treasury 10-Year Bonds	350	March 2024	29,816,806	355,202
U.K. Gilt 10-Year Bonds	292	March 2024	36,994,065	750,830
U.S. Treasury 2-Year Notes	505	March 2024	103,856,406	851,203
U.S. Treasury 5-Year Notes	1,859	March 2024	201,498,172	3,290,148
U.S. Treasury Ultra Bonds	95	March 2024	12,275,781	670,520
			$577,086,633	$5,913,280
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	320	March 2024	$37,400,000	$207,315
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 40	Buy	(5.00)%	6/20/28	$18,024,930	$(454,474)	$(720,630)	$(1,175,104)
Markit CDX North America High Yield Index Series 41	Buy	(5.00)%	12/20/28	$12,483,900	(140,131)	(627,367)	(767,498)
					$(594,605)	$(1,347,997)	$(1,942,602)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $654,559,991, which represented 19.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,831,887.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$1,255,550,199	—
Corporate Bonds	—	811,763,779	—
U.S. Government Agency Mortgage-Backed Securities	—	431,162,928	—
U.S. Treasury Securities	—	311,224,413	—
Collateralized Loan Obligations	—	147,009,506	—
Preferred Stocks	—	84,701,388	—
Asset-Backed Securities	—	70,922,612	—
Commercial Mortgage-Backed Securities	—	44,405,210	—
Collateralized Mortgage Obligations	—	30,874,095	—
U.S. Government Agency Securities	—	13,285,707	—
Municipal Securities	—	8,550,375	—
Short-Term Investments	—	47,690,321	—
	—	$3,257,140,533	—
Other Financial Instruments
Futures Contracts	$5,019,186	$1,378,365	—
Forward Foreign Currency Exchange Contracts	—	9,128,628	—
	$5,019,186	$10,506,993	—
Liabilities
Other Financial Instruments
Futures Contracts	—	$276,956	—
Swap Agreements	—	1,942,602	—
Forward Foreign Currency Exchange Contracts	—	10,205,578	—
	—	$12,425,136	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.